Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Installment Segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Mar. 31, 2019	Apr. 30, 2018
Significant Accounting Policies [Line Items]
Foreign currency exchange buying rate	6.5250				6.5250
Estimated useful lives	50 years
Operating lease,right of use asset	¥ 20,529,000	¥ 19,762,000			$ 3,146
Operating lease, liability	¥ 21,174,000
Number of installment payments from customer | Installment	2
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%
Expected sales return	¥ 6,820,000	12,037,000	¥ 846,000
Expected return asset	4,106,000	572,000
Refund liability	¥ 7,707,000	13,602,000
Value added tax rate	13.00%				13.00%		16.00%	17.00%
Accounts and notes receivable from key customers	¥ 1,045,753,000	1,026,142,000	372,702,000
Recognized impairments, net of recoveries, for accounts receivable from customers	4,475,000	2,006,000	0
Deferred revenue	5,719,000	7,790,000	1,276,000
Advertising and market promotion expenses	102,719,000	106,540,000	130,796,000
Shipping expenses	247,417,000	245,329,000	140,456,000
Subsidy income	33,674,000	35,988,000	1,440,000
Uncertain tax positions, interest and penalties recognized	0	0	0
Statutory reserve funds	¥ 3,464,000	1,047,000	0	[1]
Number of operating segment | Segment	1
Retained earnings	¥ 363,051,000	195,596,000			$ 55,640
Expected credit loss	5,015,000
Expected credit loss provision for accounts and notes receivable and other receivables	9,316,000	2,006,000
General and Administrative Expenses
Significant Accounting Policies [Line Items]
Expected credit loss	4,484,000
Additional Paid-in Capital
Significant Accounting Policies [Line Items]
Accumulated statutory reserve funds	10,761,000	7,297,000
P R C Contribution Plan
Significant Accounting Policies [Line Items]
Employee benefit expenses	10,571,000	23,465,000	18,889,000
Installation Services [Member]
Significant Accounting Policies [Line Items]
Deferred revenue	5,719,000
Revenue recognized amount	¥ 7,790,000	¥ 1,276,000	¥ 146,000
Xiaomi Inc
Significant Accounting Policies [Line Items]
Percentage of second installment payment arrangement to total revenue	3.80%	5.90%	9.00%
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease,right of use asset			¥ 9,274,000
Operating lease, liability			¥ 9,168,000
ASU No. 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Retained earnings						¥ 2,826,000
Expected credit loss provision for accounts and notes receivable and other receivables		¥ 2,826,000

[1]	nil